TRADE ACCOUNTS RECEIVABLE, NET - Aging list of trade accounts receivable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Aging list of trade accounts receivable
Trade accounts receivable	R$ 8,862,354	R$ 9,007,099
Falling due
Aging list of trade accounts receivable
Trade accounts receivable	6,635,125	6,841,752
Overdue - 1 to 30 days
Aging list of trade accounts receivable
Trade accounts receivable	1,132,008	1,073,568
Overdue - 31 to 60 days
Aging list of trade accounts receivable
Trade accounts receivable	375,176	322,485
Overdue - 61 to 90 days
Aging list of trade accounts receivable
Trade accounts receivable	232,648	227,010
Overdue - 91 to 120 days
Aging list of trade accounts receivable
Trade accounts receivable	105,342	105,048
Overdue - over 120 days
Aging list of trade accounts receivable
Trade accounts receivable	R$ 382,055	R$ 437,236